Related Parties (Details) - Schedule of selling general and administrative expenses - Costar Partners LLC ("Costar") [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Related Party Transaction [Line Items]
Expenses from related parties	$ 1,382	$ 279	$ 3,846	$ 6,489
Staffing and management services [Member]
Related Party Transaction [Line Items]
Expenses from related parties	578	134	1,683	6,054
Rent - fixed compensation [Member]
Related Party Transaction [Line Items]
Expenses from related parties	168	145	442	435
IT services [Member]
Related Party Transaction [Line Items]
Expenses from related parties	$ 636		$ 1,721